Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
22)
CASH AND CASH EQUIVALENTS

		As at March 31
Particulars		2024	2025
Cash in hand		158	271
Funds in transit		58,874	85,727
Bank balances		148,762	177,507
Term deposits		119,271	245,393
Cash and cash equivalents in the Statement of Financial Position	(a)	327,065	508,898
Bank overdrafts used for cash management purposes	(b)	—	(536)
Cash and cash equivalents in the statement of Cash Flows	(a+b)	327,065	508,362

As of March 31, 2025, bank balances include USD 1,605 (March 31, 2024: USD 774) pledged against letters of credit and bank guarantees issued to various airlines and suppliers of hotel and other services.

Funds in transit represents the amount collected from customers through credit cards/net banking which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

The Group’s exposure to currency risk, credit risk and interest rate risk along with sensitivity analysis for financial assets is disclosed in note 5 and 34.